FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

Fair Value Measurements at June 30, 2013
	Level 1	Level 2	Level 3	Total
Warrant Liability			$—	$—
Derivative Liability	—	$—	250,011	250,011
Total	$—	$—	$250,011	$250,011
Fair Value Measurements at December 31, 2012
	Level 1	Level 2	Level 3	Total
Warrant Liability			$232,988	$232,988
Derivative Liability	—	$—	26,893	26,893
Total	$—	$—	$259,881	$259,881

Fair Value Measurements at December 31, 2012

	Level 1	Level 2	Level 3	Level 4
Warrant liability	$—	$—	$232,988	$232,988
Derivative Liability	—	—	26,893	26,893

Total property and equipment	$—	$—	$259,881	$259,881

Fair Value Measurements at December 31, 2011

	Level 1	Level 2	Level 3	Level 4
Warrant liability	$—	$—	$283,931	$283,931
Derivative Liability	—	—	140,706	140,706

Total property and equipment	$—	$—	$424,637	$424,637

SUMMARY OF CHANGES IN THE FAIR VALUE OF THE COMPANYS LEVEL 3 FINANCIAL LIABILITY

	Warrant	Derivative
	Liability	Liability	Total
January 14, 2008 (date of inception)	$—	$—	$—
Issuance of warrants	52,665		52,665
Issuance of convertible notes		9,377	9,377
Changes in fair value	(15,960)	(4,402)	(20,362)

December 31, 2008	36,705	4,975	41,680
Changes in fair value	(1,692)	(4,975)	(6,667)

December 31, 2009	35,013	—	35,013
Issuance of warrants	3,680		3,680
Issuance of convertibles notes	—	281,466	281,466
Reclassification of warrants to equity	(37,110)	—	(37,110)
Cancellation of warrants	(65,082)	—	(65,082)
Changes in fair value	67,915	6,081	73,996

December 31, 2010	$4,416	$287,547	$291,963
Issuance of warrants	314,835	—	314,835
Issuance of convertible notes	—	257,210	257,210
Changes in fair value	(35,320)	(404,051)	(439,371)

December 31, 2011	$283,931	$140,706	$424,637
Conversion of warrants to common stock	(2,031)	—	(2,031)
Issuance of convertible notes		4,044,349	4,044,349
Changes in fair value	(48,912)	(4,158,162)	(4,207,074)

December 31, 2012	$232,988	$26,893	$259,881
Issuance of convertible notes	—	2,893,435	2,893,435
Changes in fair value	(232,988)	(2,670,317)	(2,903,305)

June 30, 2013	$—	$250,011	$250,011

	Warranty Liability	Derivative Liability	Total
January 14, 2008 (date of inception)	$—	$—	$—
Issuance of warrants	52,665	—	52,665
Issuance of convertible notes	—	9,377	9,377
Change in fair value	(15,960)	(4,402)	(20,362)
December 31, 2008	36,705	4,975	41,680
Change in fair value	(1,692)	(4,975)	(6,667)
December 31, 2009	35,013	—	35,013
Issuance of warrants	3,680	—	3,680
Issuance of convertible notes	—	281,466	281,466
Reclassification of warrants to equity	(37,110)	—	(37,110)
Cancellation of warrants	(65,082)	—	(65,082)
Change in fair value	67,915	6,081	73,996
December 31, 2010	4,416	287,547	291,963
Issuance of warrants	314,835	—	314,835
Issuance of convertible notes	—	257,210	257,210
Change in fair value	(35,320)	(404,051)	(439,371)
December 31, 2011	283,931	140,706	424,637
Conversion of warrants to common stock	(2,031)	—	(2,031)
Issuance of convertible notes	—	4,044,349	4,044,349
Change in fair value	(48,912)	(4,158,162)	(4,207,074)
December 31, 2012	$232,988	$26,893	$259,881